Change in Accounting Policy	12 Months Ended
Dec. 31, 2021
2. Change in Accounting Policy
Change in Accounting Policy
2. CHANGE IN ACCOUNTING POLICY
The new USGAAP accounting policies that are applicable to,

and adopted by the Company in 2021, are
described as follows:
Accounting for Convertible Instruments and Contracts

in an Entity’s Own Equity

The Company adopted Accounting Standard Update ("ASU") 2020-06, Debt - Debt with Conversion and
Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity
(Subtopic 815-40) effective January 1, 2021 using the modified retrospective approach. The standard simplifies the accounting for convertible debenture debt instruments and convertible preferred stock, in addition to amending disclosure requirements. The standard also updates guidance for the derivative scope exception for contracts in an entity’s own equity and the related earnings per share guidance.
There was no material impact on the consolidated financial statements as a result of the adoption of this standard.
Guaranteed Debt Securities Disclosure Requirements
The Company adopted ASU 2020-09, Debt (Topic 470): Amendments to SEC Paragraphs pursuant to
SEC Release No. 33-10762 effective December 31, 2021. The standard aligns with new SEC rules relating to changes to the disclosure requirements for certain registered debt securities that are guaranteed. The changes include simplifying and focusing the disclosure models, enhancing certain narrative disclosures and permitting the disclosures to be made outside of the financial statements. As a result of adopting this standard, the disclosures related to certain registered debt securities that are guaranteed were amended and removed from the consolidated financial statements and added to
Management’s Discussion & Analysis.